SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		1 Months Ended	6 Months Ended			9 Months Ended	12 Months Ended			27 Months Ended	36 Months Ended
	Jan. 02, 2012	Aug. 31, 2018	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Jul. 31, 2018	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 02, 2019 USD ($)	Dec. 31, 2017 USD ($)
Product Information [Line Items]
Net loss			$ 191,159		$ 413,421		$ 240,580	$ (373,939)	$ 279,281
Net current liability			508,512				349,203
Deficit on total equity			212,077		226,521		24,671	(192,247)	178,436					$ (97,500)
Net cash used in operating acitivities			$ 66,131		$ 804,764		$ 647,279	$ (1,016,347)	$ 90,698
VAT rate description							The rate of small-scale VAT is reduced from 3% to 1%
Income tax percentage							(7.00%)	31.00%	14.00%
Foreign currency risk, percentage			1		1
Revenue, description of timing			Revenue of the first half of 2021 increased by 254% compared with that of 2020, to basically the same level as that of 2019.	Revenue of the first half of 2021 increased by 254% compared with that of 2020, to basically the same level as that of 2019.
Deferred revenue							$ 253,889	$ 509,385	$ 147,269
Service Revenue			$ 726,422		$ 205,164		1,246,285	2,268,717	212,780
Operating lease right-of-use assets			594,000				712,088	415,770
Operating lease liabilities			$ 594,000				$ 712,088	415,770
Impairment losses on long-lived assets
Potentially dilutive ordinary shares | shares								0
Accounting Standards Update 2016-02 [Member]
Product Information [Line Items]
Operating lease right-of-use assets													$ 415,770
Operating lease liabilities													$ 415,770
CNY [Member]
Product Information [Line Items]
Foreign currency risk, percentage								0.99	0.80
CNY [Member] | Cash and Cash Equivalents [Member]
Product Information [Line Items]
Foreign currency risk, percentage							0.99	0.99
Revenue Benchmark [Member]
Product Information [Line Items]
Revenue decreased in future business disruptions							0.45
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration of credit risk			10.00%	10.00%			10.00%	10.00%
Valued Added Tax [Member]
Product Information [Line Items]
VAT rate description			the rate of small-scale VAT is reduced from 3% to 1%	the rate of small-scale VAT is reduced from 3% to 1%
Income tax percentage	6.00%	6.00%	1.00%	1.00%			1.00%			3.00%
Valued Added Tax [Member] | CNY [Member] | Forecast [Member]
Product Information [Line Items]
VAT monthly small scale | ¥											¥ 100,000
Valued Added Tax [Member] | Minimum [Member]
Product Information [Line Items]
VAT monthly small scale | ¥				¥ 150,000								¥ 100,000
Valued Added Tax [Member] | Minimum [Member] | CNY [Member]
Product Information [Line Items]
VAT monthly small scale | ¥												100,000
Valued Added Tax [Member] | Minimum [Member] | Subsequent Event [Member]
Product Information [Line Items]
VAT monthly small scale | ¥						¥ 150,000
Valued Added Tax [Member] | Maximum [Member] | CNY [Member]
Product Information [Line Items]
VAT monthly small scale | ¥												¥ 300,000
Conference And Exhibition Planning [Member]
Product Information [Line Items]
Service Revenue							$ 102,720